Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2017
Registrant Name	SA FUNDS INVESTMENT TRUST
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Dec. 15, 2017
Document Effective Date	Dec. 15, 2017
Prospectus Date	Oct. 29, 2017
Select Class Shares | SA U.S. Fixed Income Fund | Class S
Risk/Return:
Trading Symbol	SAULX
Select Class Shares | SA Global Fixed Income Fund | Class S
Risk/Return:
Trading Symbol	SAFLX
Select Class Shares | SA U.S. Core Market Fund | Class S
Risk/Return:
Trading Symbol	SAALX
Select Class Shares | SA U.S. Value Fund | Class S
Risk/Return:
Trading Symbol	SAVLX
Select Class Shares | SA U.S. Small Company Fund | Class S
Risk/Return:
Trading Symbol	SASLX
Select Class Shares | SA International Value Fund | Class S
Risk/Return:
Trading Symbol	SATLX
Select Class Shares | SA International Small Company Fund | Class S
Risk/Return:
Trading Symbol	SACLX
Select Class Shares | SA Emerging Markets Value Fund | Class S
Risk/Return:
Trading Symbol	SAELX
Select Class Shares | SA Real Estate Securities Fund | Class S
Risk/Return:
Trading Symbol	SARLX